SEGMENT DATA AND RELATED INFORMATION - Net Sales and Segment Profit - Q2 (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended			12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 488.9	$ 521.9	$ 471.5	$ 482.4	$ 438.5	$ 501.0	$ 472.3	$ 497.9	$ 469.8	$ 928.5	$ 920.9		$ 1,914.3	$ 1,941.0	$ 1,494.7
Segment profit	54.6			63.1						92.7	110.7		224.8	245.3	197.1
Depreciation and amortization										52.2	50.8	[1]	103.2	102.6	76.7
Non-cash stock compensation expense													5.1	5.5	0.2
Non-Operating items:
Restructuring and related charges	0.5			(3.6)						1.8	(3.1)		10.5	21.3	3.5
Acquisition and integration costs	5.5			4.7						6.0	5.9		8.0	6.4	25.4
Interest expense	20.9			20.5						41.9	40.5		83.3	84.4	78.6
Amortization of debt issuance costs	1.4			1.4						2.9	2.8	[1]	5.7	5.5	3.5
Foreign currency losses (gains), net	8.5			(7.9)						5.1	8.0		15.7	25.0	3.7
Miscellaneous, net	0.2			0.2						0.5	0.2		0.4	1.2	1.0
Income from continuing operations before income taxes	23.6			48.9						42.3	59.2		119.7	127.2	80.6
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales	488.9			482.4						928.5	920.9		1,914.3	1,941.0	1,494.7
Segment profit	105.2			108.3						188.3	199.7		465.5	444.2	347.4
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Unallocated corporate expenses	16.2			15.8						30.4	30.5		79.0	59.2	53.8
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	26.3			25.2						52.2	50.8		103.2	102.6	76.7
Non-cash stock compensation expense	1.1			1.2						3.3	2.8		5.1	5.5	0.2
Non-Operating items:
Restructuring and related charges	0.5			(3.0)						1.8	(2.3)		11.6	22.6	4.5
Acquisition and integration costs	5.5			4.7						6.0	5.9		8.0	6.4	25.4
Deferred Compensation related to CBB Acquisition	0.9			0.7						1.8	0.7		2.5	0.0	0.0
Inventory purchase accounting adjustment, cost of sales	0.1			0.6						0.1	0.6		0.9	2.6	8.5
Consumer [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales	359.5			354.7						679.5	679.0		1,414.8	1,438.3	1,394.2
Segment profit	81.0			83.8						139.4	146.0		360.2	339.4	342.3
Professional [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales	123.3			123.4						238.4	237.6		471.1	502.7	100.5
Segment profit	24.1			24.3						49.7	53.5		103.9	104.8	5.1
Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales	6.1			4.3						10.6	4.3		28.4	0.0	0.0
Segment profit	$ 0.1			$ 0.2						$ (0.8)	$ 0.2		$ 1.4	$ 0.0	$ 0.0

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.